SEGMENT DATA (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SEGMENT DATA
Summary of segment data

	Nine months ended September 30, 2021
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$274,039	$69,086	$(19,374)	$323,751
Cost of goods sold	159,924	51,696	(19,364)	192,256
Gross profit	$114,115	$17,390	$(10)	$131,495

	Nine months ended September 30, 2020
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$251,441	$62,707	$(17,129)	$297,019
Cost of goods sold	153,233	47,897	(17,261)	183,869
Gross profit	$98,208	$14,810	$132	$113,150

(1) Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.

	Year ended December 31, 2020
	Products	Distribution	Reconciling Items(1)	Total
Net sales	$343,689	$84,922	$(23,969)	$404,642
Cost of goods sold	211,048	64,761	(24,105)	251,704
Gross profit	$132,641	$20,161	$136	$152,938

	Year ended December 31, 2019
	Products	Distribution	Reconciling Items(1)	Total
Net sales	$365,903	$78,171	$(23,338)	$420,736
Cost of goods sold	236,355	61,657	(23,313)	274,699
Gross profit	$129,548	$16,514	$(25)	$146,037
(1)	Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.